Deferred IPO Costs - Schedule of Deferred IPO Costs (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Deferred IPO Costs [Abstract]
Legal fees		$ 424,100
Underwriting fees		125,937
Other professional advisors’ fees		371,180
Deferred Costs		$ 921,217